Earnings/(Loss) Per Share - Disclosure of Dividends Declared (Details) - ZAR (R) R / shares in Units, R in Millions		12 Months Ended
	Oct. 16, 2017	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [abstract]
Dividend declared	R 154	R 0	R 0	R 154
Dividends per share, ordinary shares	R 0.35	R 0.00	R 0.00	R 0.35